Convertible bond (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings [abstract]
Summary of convertible bond
The movement of convertible bond during the year is as follows:

	Liability component	Derivative financial liability
	HK$	HK$
At December 31, 2017, 2018	—	—
Convertible bond issued during the year	95,995,690	20,813,810

At December 31, 2019	95,995,690	20,813,810